UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Helios Advisors LLC
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Address:      780 Third Avenue
              -----------------------------------
              10th Floor
              -----------------------------------
              New York, NY 10017
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Form 13F File Number: 28-12060
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Aili M. Areng
       ----------------------------------
Title:   Chief Financial Officer
       ----------------------------------
Phone:   (212) 883-9040
       ----------------------------------

Signature, Place, and Date of Signing:

    /s/  Aili M. Areng           New York, New York          July 31, 2008
---------------------------   ------------------------   ---------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                 -----------------
Form 13F Information Table Entry Total:          10
                                                 -----------------
Form 13F Information Table Value Total:          44,004.00
                                                 -----------------
                                                 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                    FORM 13F INFORMATION TABLE

    COLUMN 1              COLUMN 2      COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
                          TITLE OF                   VALUE      SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER            CLASS         CUSIP      (X$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
CYTEC INDS INC              COM        232820100       5,003     91,701    SH              SOLE                 91,701     0
------------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC         COM        247361702       4,845    850,000    SH              SOLE                850,000     0
------------------------------------------------------------------------------------------------------------------------------------
GENCO
SHIPPING & TRADING LTD      COM        Y2685T107       5,496     84,300    SH              SOLE                 84,300     0
------------------------------------------------------------------------------------------------------------------------------------
HERCULES INC                COM        427056106       6,562    387,600    SH              SOLE                387,600     0
------------------------------------------------------------------------------------------------------------------------------------
NORTHGATE MINERALS CORP     COM        666416102       4,899  1,781,366    SH              SOLE              1,781,366     0
------------------------------------------------------------------------------------------------------------------------------------
PARAGON SHIPPING INC CL A   COM        69913R309       3,766    224,300    SH              SOLE                224,300     0
------------------------------------------------------------------------------------------------------------------------------------
PRECISION CASTPARTS CORP    COM        740189105       3,855     40,000    SH              SOLE                 40,000     0
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STANDARD & POORS
DEP RCPTS SPDR             UNIT        78462F103       3,839     30,000    SH              SOLE                 30,000     0
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TITANIUM METALS CORP        COM        888339207       4,155    297,000    SH              SOLE                297,000     0
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TODD SHIPYARDS CORP         COM        889039103       1,584    111,500    SH              SOLE                111,500     0
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